Share-based payments - Additional information (Details) $ / shares in Units, ¥ in Millions			1 Months Ended				7 Months Ended		12 Months Ended
	Jun. 10, 2022 shares	Mar. 18, 2022	Aug. 31, 2024 shares	May 31, 2024 shares	Jun. 30, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares	Sep. 30, 2022 $ / shares	Jan. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options	3,966,704									378,054,660	199,457,890
Share options exercised								3,170,010		226,848,352	48,463,868
Contractual term										8 years 6 months	8 years 9 months 18 days
Vesting period							3 years
Weighted average exercise price | $ / shares									$ 0.04		$ 0.01
Binomial
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted | $											$ 0.46
Newlink Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options											103,610
Contractual term										10 years	6 years 9 months 18 days
2022 Share Incentive Plan of NaaS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options										74,161,000	7,656,590	195,763,865
Percentage of number of shares issued and outstanding	1.00%
Contractual term							10 years
Vesting period							5 years
Share based compensation by share based award expenses from modification of the terms | ¥										¥ 186.1
ESOP Conversion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted | $									$ 0.07		$ 0.43
Dada Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted for share-based payment arrangement										10 years
Dada Share Incentive Plan | Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Share Options Vesting Based On Market Condition		25.00%
Vesting period		9 years 1 month 17 days
Dada Share Incentive Plan | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Share Options Vesting Based On Market Condition		25.00%
Vesting period		9 years 6 months 10 days
2022 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted for share-based payment arrangement											10 years
RISE Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | $ / shares											$ 0.25
NAAS Dada Share Incentive Plan | Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options vesting on completion of merger		50.00%
2022 Amended Share Incentive Plan One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding					1.00%
2022 Amended Share Incentive Plan Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding						1.00%
2022 Amended Share Incentive Plan Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding				1.00%
2022 Amended Share Incentive Plan Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding			1.00%
Employee Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award expenses from modification of the terms | ¥										¥ 0.6
Class A ordinary shares | 2022 Share Incentive Plan of NaaS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued						224,665,915	224,665,915	224,665,915				224,665,915
Class A ordinary shares | Dada Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued														224,665,915
Ordinary shares conversion ratio	32.951
Class A ordinary shares | RISE Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued											3,170,010
Maximum | Binomial
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted										67.66%
Risk free interest rate, share options granted										4.59%
Maximum | 2022 Share Incentive Plan of NaaS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares													$ 0.3
Maximum | Dada Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares														$ 0.3
Maximum | 2022 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											5 years
Maximum | Class A ordinary shares | 2022 Share Incentive Plan of NaaS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	249,770,760
Maximum | Class A ordinary shares | 2022 Amended Share Incentive Plan One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					413,921,180
Maximum | Class A ordinary shares | 2022 Amended Share Incentive Plan Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued											490,563,333
Maximum | Class A ordinary shares | 2022 Amended Share Incentive Plan Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				644,746,682
Maximum | Class A ordinary shares | 2022 Amended Share Incentive Plan Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			779,385,082
Bottom of range | Binomial
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted										66.48%
Risk free interest rate, share options granted										3.48%
Bottom of range | 2022 Share Incentive Plan of NaaS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares													$ 0.0001
Bottom of range | Dada Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares														$ 0.000003
Bottom of range | 2022 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											3 years